Derivatives - Notional amounts of derivatives (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 367,022,470	₩ 346,050,594
Trading purpose | Interest Rates Related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		42,467,288	37,397,571
Trading purpose | Interest Rates Related | Over the counter | Interest Rate Option
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		516,577	226,924
Trading purpose | Interest Rates Related | Over the counter | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		41,950,711	37,170,647
Trading purpose | Foreign currency related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		191,393,804	172,737,516
Trading purpose | Foreign currency related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		189,204,391	171,411,856
Trading purpose | Foreign currency related | Over the counter | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		142,779,721	129,544,881
Trading purpose | Foreign currency related | Over the counter | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		45,159,344	40,539,223
Trading purpose | Foreign currency related | Over the counter | Currency options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,265,326	1,327,752
Trading purpose | Foreign currency related | Exchange traded | Currency futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,189,413	1,325,660
Trading purpose | Interest rates related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		140,597,191	135,124,977
Trading purpose | Interest rates related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		98,129,903	97,727,406
Trading purpose | Interest rates related | Exchange traded | Interest rate swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	[1]	94,186,140	94,803,271
Trading purpose | Interest rates related | Exchange traded | Interest Rate Future
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,943,763	2,924,135
Trading purpose | Credit related | Over the counter | Credit Swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,178,441	5,155,334
Trading purpose | Equity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		10,657,962	9,647,998
Trading purpose | Equity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		7,653,173	4,886,385
Trading purpose | Equity related | Over the counter | Equity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,100,836	4,008,263
Trading purpose | Equity related | Over the counter | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,552,337	878,122
Trading purpose | Equity related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,004,789	4,761,613
Trading purpose | Equity related | Exchange traded | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		240,603	1,444,098
Trading purpose | Equity related | Exchange traded | Equity Futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,764,186	3,317,515
Trading purpose | Commodity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,135,229	982,102
Trading purpose | Commodity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,042,225	906,332
Trading purpose | Commodity related | Over the counter | Commodity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,034,225	898,332
Trading purpose | Commodity related | Exchange traded | Commodity Futures And Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		93,004	75,770
Trading purpose | Commodity related | Commodity Related | Over the counter | Commodity options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		8,000	8,000
Hedging purpose
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		19,059,843	22,402,667
Hedging purpose | Foreign currency related | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,142,233	1,249,589
Hedging purpose | Foreign currency related | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		4,448,030	4,677,553
Hedging purpose | Foreign currency related | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 12,469,580	₩ 16,475,525

[1]	The notional amounts of derivatives outstanding that will be settled in the ‘Central Counter Party (CCP)’ system.